RELATED PARTY TRANSACTIONS - Schedule of Related Party Contributions, Gross of Distributions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Distributions			$ 797	$ 0
Equity Method Investees | Domestic Solana Fund
Related Party Transaction [Line Items]
Contributions	$ 16	$ 24	126	3,779
Distributions	$ 322	$ 613	$ 1,759	$ 613